Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Landsea Homes [Member]
Segment Reporting
13.	Segment Reporting

The Company is engaged in the development, design, construction, marketing and sale of single-family homes and condos in multiple states across the country. The Company is managed by geographic location and each of the three geographic regions targets a wide range of buyer profiles including: first time, move-up, and luxury homebuyers.

The management of the three geographic regions report to the Company's chief operating decision makers (“CODMs”), the Chief Executive Officer and Chief Operating Officer of the Company. The CODMs review the results of operations, including total revenue and income before income tax expense to assess profitability and to allocate resources. Accordingly, the Company has presented its operations as the following three reportable segments:

•	Arizona

•	California

•	Metro New York

The Company has also identified Corporate operations as a non-operating segment, as it serves to support the homebuilding operations through functional departments such as executive, finance, treasury, human resources, accounting and legal. The majority of the corporate personnel and resources are primarily dedicated to activities relating to the homebuilding operations and are allocated based on each segment's respective percentage of assets, revenue and dedicated personnel.

The following table summarizes total revenue and income before income tax expense by segment:

	Nine Months Ended September 30,
	2020	2019
	(dollars in thousands)
Revenue
Arizona	$194,383	$22,433
California	255,487	322,416
Metro New York (1)	—	—
Total revenue	$449,870	$344,849

(Loss) income before income tax expense:
Arizona	$1,141	$(1,297)
California	(1,364)	26,460
Metro New York (1)	(18,837)	(10,459)
Corporate	(7,420)	(4,655)
Total (loss) income before income tax expense	$(26,480)	$10,049

(1)	The Metro New York reportable segment does not currently have any active selling communities. Included in (loss) income before income tax expense is a $16.2 million loss and $7.5 million loss from unconsolidated joint ventures for the nine months ended September 30, 2020 and 2019, respectively.

The following table summarizes total assets by segment:

	September 30, 2020	December 31, 2019
	(dollars in thousands)
Assets
Arizona	$282,041	$100,086
California	445,790	542,774
Metro New York	115,959	153,123
Corporate	69,414	43,234
Total assets	$913,204	$839,217

As of September 30, 2020 and December 31, 2019, goodwill of $20.7 million and $5.3 million, respectively, was allocated to the Arizona segment and no other segment had goodwill.

13.	Segment Reporting

The Company is engaged in the development, design, construction, marketing and sale of single-family attached and detached homes in multiple states across the country. The Company is managed by geographic location and each of the three geographic regions targets a wide range of buyer profiles including: first time, move-up, and luxury homebuyers. The Company provides homebuyers with the ability to personalize their homes through certain option and upgrade selections.

The management of the three geographic regions reports to the Company's chief operating decision makers (“CODMs”), the Chief Executive Officer and Chief Operating Officer of the Company. The CODMs review the results of operations, including total revenue and income before income tax expense to assess profitability and to allocate resources. Accordingly, the Company has presented operations as the following three reportable segments:

•	Arizona

•	California

•	Metro New York

The Company has also identified the Corporate operations as a non-operating segment, as it serves to support the homebuilding operations through functional departments such as executive, finance, treasury, human resources, accounting and legal. The majority of the corporate personnel and resources are primarily dedicated to activities relating to the operations and are allocated accordingly.

The following table summarizes total revenue and income before income tax expense by segment:

	Year Ended December 31,
	2019	2018	2017
	(dollars in thousands)
Revenue
Arizona	$40,024	$—	$—
California	590,964	378,617	197,306
Metro New York (1)	—	—	—
Total revenue	$630,988	$378,617	$197,306

Income (loss) before income tax expense:
Arizona	$(3,927)	$(547)	$—
California	53,019	38,840	58
Metro New York (1)	(13,225)	8,631	1,164
Corporate	(7,317)	(5,605)	(1,367)
Total income (loss) before income tax expense	$28,550	$41,319	$(145)

(1)	The Metro New York reportable segment does not currently have any activity selling communities. Included in income (loss) before income tax expense is a $7.9 million loss for an unconsolidated joint venture.

The following table summarizes total assets by segment:

	Year Ended December 31,
	2019	2018
	(dollars in thousands)
Assets
Arizona	$100,086	$6,182
California	542,774	650,750
Metro New York	153,123	154,188
Corporate	43,234	53,521
Total assets	$839,217	$864,641

As of December 31, 2019, goodwill of $5.3 million was allocated to the Arizona segment and no other segment had goodwill.